REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Reportable Segments [Abstract]
Disclosure of operating segments [text block]
Below, please find summarized information concerning the assets, liabilities and profits and losses at the end of each period, by segments. The profit (loss) of each segment informed takes into consideration that taxes and income and financial costs have not been allocated to the various segments, and are shown as part of the Corporate’s segment:

	Pulp	Forestry	Wood products	Others	Corporate	Sub t otal	Elimination	Total
Period ended December 31, 2019	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from goods sale	2,297,042	127,909	2,820,538	-	-	5,245,489		5,245,489
Revenues from rendering of services	75,428	7,782	73	442	-	83,725		83,725
Revenues from external customers	2,372,470	135,691	2,820,611	442	-	5,329,214		5,329,214

Revenues from transactions with other operating segments	40,187	1,133,510	24,728	36,290	-	1,234,715	(1,234,715)	-

Finance income	-	-	-	-	32,582	32,582		32,582
Finance costs	-	-	-	-	(273,639)	(273,639)		(273,639)
Net finance costs	-	-	-	-	(241,057)	(241,057)		(241,057)

Depreciation and amortizations	272,181	46,265	190,040	1,396	9,498	519,380		519,380
Other income	10,773	168,651	32,943	84	41,616	254,067		254,067
Other expenses	82,615	25,550	81,784	493	13,256	203,698		203,698

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	-	4,120	-	-	2,666	6,786		6,786
Joint ventures	-	-	(688)	-	1,677	989		989
Income tax expense	-	-	-	-	(535)	(535)		(535)

Profit (loss) of each reportable segment	328,793	24,393	67,334	(2,521)	(356,029)	61,970		61,970
Geographical information on revenues
Revenue – Chilean entities	1,714,234	56,307	1,124,941	442	-	2,895,924		2,895,924
Revenue – Foreign entities	658,236	79,384	1,695,670	-	-	2,433,290		2,433,290
Total Ordinary Income	2,372,470	135,691	2,820,611	442	-	5,329,214		5,329,214

	Pulp	Forestry	Wood products	Others	Corporate	Sub t otal	Elimination	Total
Period ended December 31, 2019	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	817,995	295,683	162,731	1,096	2,769	1,280,207	-	1,280,207
Acquisition and contribution of investments in associates and joint venture	-	-	-	-	171,841	171,841	-	171,841

	Pulp	Forestry	Wood products	Others	Corporate	Sub t otal	Elimination	Total
Period ended December 31, 2019	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	5,566,128	5,222,381	3,101,716	21,180	1,985,595	15,897,000	(36,970)	15,860,030
Segments assets (excluding deferred tax assets)	5,566,128	5,222,381	3,101,716	21,180	1,979,528	15,890,933	(36,970)	15,853,963
Deferred tax assets	-	-	-	-	6,067	6,067		6,067

Investments accounted through equity method
Associates	-	38,370	-	-	57,744	96,114		96,114
Joint Ventures	-	-	172,321	-	24,683	197,004		197,004
Segment liabilities	140,243	194,282	425,116	8,466	7,722,508	8,490,615		8,490,615
Segment liabilities (excluding deferred tax liabilities)	140,243	194,282	425,116	8,466	6,362,321	7,130,428		7,130,428
Deferred tax liabilities	-	-	-	-	1,360,187	1,360,187		1,360,187

Geographical information on non-current assets
Chile	3,260,990	3,300,806	660,059	745	265,930	7,488,530	(3,440)	7,485,090
Foreign countries	1,596,633	1,350,467	1,408,923	-	87,536	4,443,559	-	4,443,559
Non-current assets, Total	4,857,623	4,651,273	2,068,982	745	353,466	11,932,089	(3,440)	11,928,649

	Pulp	Forestry	Wood products	Others	Corporate	Sub t otal	Elimination	Total
Period ended December 31, 2018	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from goods sale	2,956,863	105,170	2,795,551	-	-	5,857,584		5,857,584
Revenues from rendering of services	87,643	8,811	-	795	-	97,249		97,249
Revenues from external customers	3,044,506	113,981	2,795,551	795	-	5,954,833		5,954,833

Revenues from transactions with other operating segments	42,434	1,038,624	9,058	37,568	-	1,127,684	(1,127,684)	-

Finance income	-	-	-	-	20,895	20,895		20,895
Finance costs	-	-	-	-	(214,779)	(214,779)		(214,779)
Net finance costs	-	-	-	-	(193,884)	(193,884)		(193,884)

Depreciation and amortizations	232,275	19,448	147,382	1,230	7,087	407,422		407,422
Other income	12,239	94,497	31,084	213	484	138,517		138,517
Other expenses	39,416	23,863	31,977	35	589	95,880		95,880

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	-	(296)	-	-	3,339	3,043		3,043
Joint ventures	-	-	12,549	-	1,654	14,203		14,203
Income tax expense	-	-	-	-	(226,765)	(226,765)		(226,765)

Profit (loss) of each reportable segment	1,173,249	(128,160)	250,246	(1,739)	(566,837)	726,759		726,759
Geographical information on revenues
Revenue – Chilean entities	2,303,086	55,579	1,319,767	795	-	3,679,227		3,679,227
Revenue – Foreign entities	741,420	58,402	1,475,784	-	-	2,275,606		2,275,606
Total Ordinary Income	3,044,506	113,981	2,795,551	795	-	5,954,833		5,954,833

	Pulp	Forestry	Wood products	Others	Corporate	Sub t otal	Elimination	Total
Period ended December 31, 2018	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	324,482	251,574	323,675	645	293	900,669	-	900,669
Acquisition and contribution of investments in associates and joint venture					20,072	20,072	-	20,072

	Pulp	Forestry	Wood products	Others	Corporate	Sub t otal	Elimination	Total
Period ended December 31, 2018	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	5,252,765	5,114,163	2,934,213	21,045	1,317,041	14,639,227	(45,479)	14,593,748
Segments assets (excluding deferred tax assets)	5,252,765	5,114,163	2,934,213	21,045	1,312,406	14,634,592	(45,479)	14,589,113
Deferred tax assets	-	-	-	-	4,635	4,635		4,635

Investments accounted through equity method
Associates	-	38,497	-	-	117,112	155,609		155,609
Joint Ventures	-	-	181,103	-	21,341	202,444		202,444
Segment liabilities	396,332	180,259	411,427	7,851	6,258,908	7,254,777		7,254,777
Segment liabilities (excluding deferred tax liabilities)	396,332	180,259	411,427	7,851	4,841,250	5,837,119		5,837,119
Deferred tax liabilities	-	-	-	-	1,417,658	1,417,658		1,417,658

Geographical information on non-current assets
Chile	2,667,179	3,259,801	806,253	20,382	120,231	6,873,846	(3,842)	6,870,004
Foreign countries	1,657,532	1,304,390	1,266,515	-	54,147	4,282,584	-	4,282,584
Non-current assets, Total	4,324,711	4,564,191	2,072,768	20,382	174,378	11,156,430	(3,842)	11,152,588

	Pulp	Forestry	Wood products	Others	Corporate	Sub t otal	Elimination	Total
Period ended December 31, 2017	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Revenues from goods sale	2,356,782	104,392	2,633,773	38,392	-	5,133,339		5,133,339
Revenues from rendering of services	94,580	9,730	-	692	-	105,002		105,002
Revenues from external customers	2,451,362	114,122	2,633,773	39,084	-	5,238,341	-	5,238,341

Revenues from transactions with other operating segments	43,829	970,384	6,297	35,659	-	1,056,169	(1,056,169)	-

Finance income	-	-	-	-	19,640	19,640	-	19,640
Finance costs	-	-	-	-	(287,958)	(287,958)	-	(287,958)
Net finance costs	-	-	-	-	(268,318)	(268,318)	-	(268,318)

Depreciation and amortizations	246,382	22,011	142,504	3,568	7,086	421,551	-	421,551
Other income	5,581	94,025	8,062	2,903	942	111,513	-	111,513
Other expenses	40,716	126,752	36,474	1,848	375	240,165	-	240,165

Profit (loss) of each reportable segment	589,934	(210,566)	225,317	6,668	(341,001)	270,352	-	270,352

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	-	-	-	-	4,855	4,855	-	4,855
Joint ventures	-	-	10,378	-	1,784	12,162	-	12,162
Income tax expense	-	-	-	-	30,992	30,992	-	30,992

Geographical information on revenues
Revenue – Chilean entities	1,781,768	55,946	1,265,161	692	-	3,103,567	-	3,103,567
Revenue – Foreign entities	669,594	58,176	1,368,612	38,392	-	2,134,774	-	2,134,774
Total Ordinary Income	2,451,362	114,122	2,633,773	39,084	-	5,238,341	-	5,238,341

	Pulp	Forestry	Wood products	Others	Corporate	Sub t otal	Elimination	Total
Period ended December 31, 2017	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$

Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	191,771	211,245	230,395	428	4,127	637,966	-	637,966
Acquisition and contribution of investments in associates and joint venture	-	-	-	-	15,918	15,918	-	15,918

	Pulp	Forestry	Wood products	Others	Corporate	Sub t otal	Elimination	Total
Period ended December 31, 2017	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	5,035,105	5,040,500	3,024,120	52,640	881,000	14,033,365	(38,765)	13,994,600
Segments assets (excluding deferred tax assets)	5,035,105	5,040,500	3,024,120	52,640	872,734	14,025,099	(38,765)	13,986,334
Deferred tax assets	-	-	-	-	8,266	8,266	-	8,266

Investments accounted through equity method
Associates	-	48,921	-	-	110,046	158,967	-	158,967
Joint Ventures	-	-	189,568	-	20,237	209,805	-	209,805
Segment liabilities	325,598	184,721	489,022	16,100	5,862,266	6,877,707	-	6,877,707
Segment liabilities (excluding deferred tax liabilities)	325,598	184,721	489,022	16,100	4,376,902	5,392,343	-	5,392,343
Deferred tax liabilities	-	-	-	-	1,485,364	1,485,364	-	1,485,364

Geographical information on non-current assets
Chile	2,537,947	3,221,911	666,234	22,220	187,639	6,635,951	(4,635)	6,631,316
Foreign countries	1,700,240	1,648,557	1,191,895	21,571	30,658	4,592,921	-	4,592,921
Non-current assets, Total	4,238,187	4,870,468	1,858,129	43,791	218,297	11,228,872	(4,635)	11,224,237

Information required by geographic area:

	Geographical area
2019	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Mexico	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from goods sale	2,841,003	395,689	542,676	928,617	410,834	126,670	5,245,489
Revenues from rendering of services	54,921	-	-	-	28,731	73	83,725
Revenues at 12-31-2019	2,895,924	395,689	542,676	928,617	439,565	126,743	5,329,214
Non-current Assets at 12-31-2019 other than deferred tax	7,480,456	781,693	947,265	832,570	1,724,698	155,900	11,922,582

	Geographical area
2018	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Mexico	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from goods sale	3,608,017	479,698	504,589	815,668	449,612	-	5,857,584
Revenues from rendering of services	71,210	-	-	-	26,039	-	97,249
Revenues at 12-31-2018	3,679,227	479,698	504,589	815,668	475,651	-	5,954,833
Non-current Assets at 12-31-2018 other than deferred tax	6,865,406	825,914	984,746	810,461	1,661,425	-	11,147,953

	Geographical area
2017	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Mexico	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from sales of goods	3,028,025	494,479	395,416	801,092	414,326	-	5,133,338
Revenues from rendering of services	75,543	-	-		29,460	-	105,003
Revenues at 12-31-2017	3,103,568	494,479	395,416	801,092	443,786	-	5,238,341
Non-current Assets at 12-31-2017 other than deferred tax	6,624,381	956,511	1,274,536	575,231	1,785,312	-	11,215,971